LEASES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease [Abstract]
Interest expenses on lease liability	$ (1,703)	$ (1,860)	$ (1,885)
Depreciation and amortization of right-of-use assets	(13,611)	(12,443)	(15,001)
Income (loss) recognized in profit or loss	151	(10)	(119)
Total	$ (15,163)	$ (14,313)	$ (17,005)